Earnings per equity share	12 Months Ended
Mar. 31, 2016
Earnings per equity share

29. Earnings per equity share

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 30.7 million and 28.4 million were excluded from the calculation of diluted earnings per share for the years ended March 31, 2015 and March 31, 2016, respectively, as these were anti-dilutive.

	As of March 31,
	2014	2015	2016
Weighted average number of equity shares used in computing basic earnings per equity share	2,390,295,703	2,423,777,245	2,517,429,120
Effect of potential equity shares for stock options outstanding	17,849,608	23,563,558	27,938,561

Weighted average number of equity shares used in computing diluted earnings per equity share	2,408,145,311	2,447,340,803	2,545,367,681

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2014		2015		2016		2016
Basic earnings per share	Rs.	33.18	Rs.	40.94	Rs.	46.84	US$	0.71
Effect of potential equity shares for stock options outstanding		0.24		0.39		0.51		0.01

Diluted earnings per share	Rs.	32.94	Rs.	40.55	Rs.	46.33	US$	0.70

Basic earnings per ADS	Rs.	99.54	Rs.	122.82	Rs.	140.52	US$	2.13
Effect of potential equity shares for stock options outstanding		0.72		1.17		1.53		0.03

Diluted earnings per ADS	Rs.	98.82	Rs.	121.65	Rs.	138.99	US$	2.10

Dividends

Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2016 cannot exceed 35% of net income of Rs. 122,962.1 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2014, March 31, 2015 and March 31, 2016 were Rs. 6.85, Rs. 8.00 and Rs. 9.50 per equity share, respectively.